Goodwill - Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	$ 887,257,655	$ 887,257,655
Increase/ (Decrease)	24,196,282	0
Foreign currency exchange difference	3,590,788
Closing balance	915,044,725	887,257,655
Empresa Electrica de Colina Ltda. [Member] | Empresa Electrica de Colina Ltda. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	2,240,478	2,240,478
Increase/ (Decrease)	0	0
Foreign currency exchange difference	0
Closing balance	2,240,478	2,240,478
Enel Distribucion Chile S.A. [Member] | Enel Distribucion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	128,374,362	128,374,362
Increase/ (Decrease)	0	0
Foreign currency exchange difference	0
Closing balance	128,374,362	128,374,362
Enel Generacin Chile S.A. [Member] | Enel Generacion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	731,782,459	731,782,459
Increase/ (Decrease)	0	0
Foreign currency exchange difference	0
Closing balance	731,782,459	731,782,459
GasAtacama Chile [Member] | Enel Generacion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	24,860,356	24,860,356
Increase/ (Decrease)	0	0
Foreign currency exchange difference	0
Closing balance	24,860,356	24,860,356
Enel Chile [Member] | Empresa Electrica Panguipulli S .A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	0
Increase/ (Decrease)	17,543,347	0
Foreign currency exchange difference	2,603,476
Closing balance	20,146,823	0
Enel Green Power Chile Ltda. [Member] | Geotrmica del Norte [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	0
Increase/ (Decrease)	65,871	0
Foreign currency exchange difference	9,775
Closing balance	75,646	0
Enel Green Power Chile Ltda. [Member] | Parque Eolico Talinay Oriente S.A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	0
Increase/ (Decrease)	6,587,064	0
Foreign currency exchange difference	977,537
Closing balance	$ 7,564,601	$ 0